UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03651

Touchstone Strategic Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Flexible Income Fund – December 31, 2018 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 44.2%

	Financials — 36.2%
$1,657,000	American Express Co., Ser B, 5.200%(A)	$1,632,145
1,019,000	American Express Co., Ser C, 4.900%(A)	975,692
10,460,000	Assurant, Inc., 7.000%, 3/27/48	9,937,000
12,600,000	Australia & New Zealand Banking
	Group Ltd./United Kingdom
	(Australia), 144a, 6.750%(A)	12,363,750
16,200,000	Banco Santander SA (Spain), 6.375%(A)	15,475,633
2,400,000	Bank of America Corp., Ser FF,
	5.875%(A)	2,184,000
4,500,000	Barclays PLC (United Kingdom),
	7.750%(A)	4,328,640
5,450,000	BNP Paribas SA (France), 144a,
	6.750%(A)	5,313,750
12,197,000	Catlin Insurance Co. Ltd. (Bermuda),
	144a, (3M LIBOR +2.975%),
	5.425%(A)(B)	11,416,392
5,780,000	Charles Schwab Corp. (The), Ser E,
	4.625%(A)	5,288,700
216,000	CIT Group, Inc., Ser A, 5.800%(A)	195,480
9,012,000	Citigroup, Inc., Ser O, 5.875%(A)	8,696,580
1,965,000	Citigroup, Inc., Ser Q, 5.950%(A)	1,896,225
965,000	Citizens Financial Group, Inc., Ser A,
	5.500%(A)	952,937
4,250,000	Citizens Financial Group, Inc., Ser C,
	6.375%(A)	3,973,750
4,000,000	Credit Agricole SA (France), 144a,
	8.125%(A)	4,110,000
2,500,000	Credit Suisse Group AG (Switzerland),
	144a, 7.250%(A)	2,358,375
3,630,000	Dai-ichi Life Insurance Co. Ltd. (The)
	(Japan), 144a, 7.250%(A)	3,847,800
6,100,000	Duke Realty LP, 3.250%, 6/30/26	5,801,698
2,798,000	Goldman Sachs Group, Inc. (The), Ser
	L, 5.700%(A)	2,728,330
5,838,000	Goldman Sachs Group, Inc. (The), Ser
	M, 5.375%(A)	5,641,084
6,000,000	Goldman Sachs Group, Inc. (The), Ser
	P, 5.000%(A)	5,024,400
2,400,000	HSBC Holdings PLC (United Kingdom),
	6.250%(A)	2,250,000
9,550,000	HSBC Holdings PLC (United Kingdom),
	6.375%(A)	9,168,000
16,850,000	ING Groep NV (Netherlands), 6.000%(A)	16,368,090
4,139,000	JPMorgan Chase & Co., Ser I, (3M
	LIBOR +3.470%), 5.990%(A)(B)	4,082,089
13,778,000	JPMorgan Chase & Co., Ser Z,
	5.300%(A)	13,605,775
3,998,000	Lincoln National Corp., (3M LIBOR
	+2.358%), 4.998%, 5/17/66(B)	3,273,362
12,550,000	Lloyds Banking Group PLC (United
	Kingdom), 7.500%(A)	12,108,240
17,199,000	MetLife, Inc., Ser C, 5.250%(A)	16,528,239
4,336,000	Morgan Stanley, Ser H, 5.450%(A)	4,217,280
4,703,000	Morgan Stanley, Ser J, 5.550%(A)	4,564,262
3,435,000	Principal Financial Group, Inc.,
	4.700%, 5/15/55	3,258,956
1,100,000	QBE Insurance Group Ltd., EMTN
	(Australia), 5.875%, 6/17/46	1,043,744
13,326,000	Reinsurance Group of America, Inc.,
	(3M LIBOR +2.665%),
	5.453%, 12/15/65(B)	11,726,880
1,400,000	Retail Opportunity Investments
	Partnership LP, 5.000%, 12/15/23	1,405,655
14,365,000	Royal Bank of Scotland Group PLC
	(United Kingdom), 7.500%(A)	14,221,350
8,000,000	Societe Generale SA (France), 144a,
	7.375%(A)	7,450,000
6,825,000	Societe Generale SA (France), 144a,
	7.375%(A)	6,645,844
3,800,000	UBS Group Funding Switzerland AG
	(Switzerland), 6.875%(A)	3,800,000
5,000,000	UBS Group Funding Switzerland AG
	(Switzerland), 7.125%(A)	5,012,500
5,245,000	US Bancorp, Ser I, 5.125%(A)	5,192,550
5,971,000	Wells Fargo & Co., Ser K, (3M LIBOR
	+3.770%), 6.558%(A)(B)	5,933,681
		265,998,858

	Energy — 2.4%
2,909,000	Anadarko Petroleum Corp.,
	0.000%, 10/10/36#	1,213,196
10,484,000	Andeavor Logistics LP, Ser A, 6.875%(A)	9,330,760
8,192,000	Energy Transfer Operating LP, Ser A,
	6.250%(A)	6,855,680
		17,399,636

	Industrials — 2.2%
4,300,000	AerCap Global Aviation Trust, 144a,
	6.500%, 6/15/45	4,128,000
108,000	CNH Industrial Capital LLC,
	4.375%, 11/6/20	108,594
6,760,000	CRH America Finance, Inc., 144a,
	3.400%, 5/9/27	6,205,896
7,143,000	General Electric Co., Ser D, 5.000%(A)	5,464,395
320,000	Stanley Black & Decker, Inc., (3M LIBOR
	+4.304%), 7.092%, 12/15/53(B)	318,400
		16,225,285

	Utilities — 1.2%
377,000	Electricite de France SA (France), 144a,
	3.625%, 10/13/25	363,387
1,300,000	NextEra Energy Capital Holdings, Inc.,
	(3M LIBOR +2.068%),
	4.865%, 10/1/66(B)	1,072,500
2,700,000	NextEra Energy Capital Holdings, Inc.,
	(3M LIBOR +2.125%),
	4.913%, 6/15/67(B)	2,219,848
2,234,000	PPL Capital Funding, Inc., Ser A, (3M
	LIBOR +2.665%), 5.468%, 3/30/67(B)	1,932,410
4,001,000	WEC Energy Group, Inc., (3M LIBOR
	+2.113%), 4.729%, 5/15/67(B)	3,264,456
		8,852,601

1

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 44.2% (Continued)

	Consumer Discretionary — 1.2%
$486,000	General Motors Co., (3M LIBOR
	+0.900%), 3.667%, 9/10/21(B)	$472,527
3,180,000	Lennar Corp., 5.250%, 6/1/26	2,997,150
5,365,000	Toll Brothers Finance Corp.,
	4.375%, 4/15/23	5,029,688
		8,499,365

	Communication Services — 0.8%
6,500,000	Viacom, Inc., 5.875%, 2/28/57	5,898,701

	Materials — 0.2%
1,750,000	Domtar Corp., 6.250%, 9/1/42	1,712,994

	Consumer Staples — 0.0%
172,000	Block Financial LLC, 4.125%, 10/1/20	173,427
	Total Corporate Bonds	$324,760,867

	U.S. Treasury Obligation — 15.5%
114,565,000	U.S. Treasury Note, 1.625%, 6/30/19	$114,045,877

	Asset-Backed Securities — 9.5%
3,909,866	American Homes 4 Rent Trust, Ser
	2014-SFR2, Class A, 144a,
	3.786%, 10/17/36	3,944,794
9,244,609	Cazenovia Creek Funding II LLC, Ser
	2018-1A, Class A, 144a,
	3.561%, 7/15/30	9,250,592
343,368	Conseco Finance Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(B)(C)	359,473
1,192,994	Countrywide Asset-Backed
	Certificates, Ser 2004-8, Class M1,
	(1M LIBOR +1.050%),
	3.556%, 1/25/35(B)	1,195,285
4,230,949	Home Equity Asset Trust, Ser 2005-3,
	Class M4, (1M LIBOR +0.640%),
	3.146%, 8/25/35(B)	4,259,623
6,700,000	Merrill Lynch Mortgage Investors Trust
	Series, Ser 2006-FF1, Class M3, (1M
	LIBOR +0.310%), 2.816%, 8/25/36(B)	6,688,682
518,967	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	576,313
5,184,698	New Residential Mortgage Trust, Ser
	2018-1A, Class A1A, 144a,
	4.000%, 12/25/57(B)(C)	5,211,019
4,815,000	Newcastle Mortgage Securities Trust,
	Ser 2006-1, Class M2, (1M LIBOR
	+0.370%), 2.876%, 3/25/36(B)	4,774,299
5,026,753	Nomura Home Equity Loan, Inc.
	Home Equity Loan Trust, Ser
	2005-FM1, Class M2, (1M LIBOR
	+0.490%), 2.996%, 5/25/35(B)	5,032,987
945,799	Park Place Securities, Inc. Asset-Backed
	Pass-Through Certificates, Ser
	2004-MHQ1, Class M2, (1M LIBOR
	+1.125%), 3.631%, 12/25/34(B)	946,030
2,966,557	Popular ABS Mortgage Pass-Through
	Trust, Ser 2004-4, Class AV1, (1M
	LIBOR +0.680%), 3.186%, 9/25/34(B)	2,941,518
2,335,000	RAMP Trust, Ser 2005-EFC5, Class M3,
	(1M LIBOR +0.690%),
	3.196%, 10/25/35(B)	2,293,579
1,952,377	Tax Ease Funding LLC, Ser 2016-1A,
	Class A, 144a, 3.131%, 6/15/28	1,948,137
6,176,434	TLF National Tax Lien Trust, Ser
	2017-1A, Class A, 144a,
	3.090%, 12/15/29	6,159,855
713,721	TLF National Tax Lien Trust, Ser
	2017-1A, Class B, 144a,
	3.840%, 12/15/29	713,713
5,900,000	Towd Point Mortgage Trust, Ser
	2016-1, Class M1, 144a,
	3.500%, 2/25/55(B)(C)	5,842,503
7,329,664	Towd Point Mortgage Trust, Ser
	2017-6, Class A1, 144a,
	2.750%, 10/25/57(B)(C)	7,159,174
885,886	Wells Fargo Home Equity
	Asset-Backed Securities Trust, Ser
	2005-4, Class M1, (1M LIBOR
	+0.460%), 2.966%, 12/25/35(B)	885,520
	Total Asset-Backed Securities	$70,183,096

	Agency Collateralized Mortgage
	Obligations — 5.3%
79,612	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37(D)	70
7,417,977	GNMA, Ser 2012-147, Class IO,
	0.563%, 4/16/54(B)(C)(D)	255,203
33,338,821	GNMA, Ser 2016-110, Class IO,
	1.032%, 5/16/58(B)(C)(D)	2,466,139
38,581,199	GNMA, Ser 2016-158, Class IO,
	0.907%, 6/16/58(B)(C)(D)	2,858,334
71,976,495	GNMA, Ser 2016-34, Class IO,
	0.993%, 1/16/58(B)(C)(D)	5,511,456
62,924,080	GNMA, Ser 2016-35, Class IO,
	0.887%, 3/16/58(B)(C)(D)	4,331,209
66,190,136	GNMA, Ser 2016-50, Class IO,
	1.038%, 8/16/57(B)(C)(D)	4,945,502
46,876,049	GNMA, Ser 2016-52, Class IO,
	0.932%, 3/16/58(B)(C)(D)	3,050,046
65,536,442	GNMA, Ser 2016-64, Class IO,
	0.964%, 12/16/57(B)(C)(D)	4,646,698
58,480,162	GNMA, Ser 2016-67, Class IO,
	1.168%, 7/16/57(B)(C)(D)	4,693,723
42,582,090	GNMA, Ser 2017-76, Class IO,
	0.954%, 12/16/56(B)(C)(D)	3,233,974
50,168,463	GNMA, Ser 2017-94, Class IO,
	0.659%, 2/16/59(B)(C)(D)	3,036,933
	Total Agency Collateralized
	Mortgage Obligations	$39,029,287

2

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 4.8%
$1,123,590	American Home Mortgage
	Investment Trust, Ser 2004-4, Class
	4A, (6M LIBOR +2.000%),
	4.885%, 2/25/45(B)	$1,134,587
4,245,729	Bear Stearns ALT-A Trust, Ser 2004-12,
	Class 1M1, (1M LIBOR +0.930%),
	3.436%, 1/25/35(B)	4,209,810
93,133	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(B)(C)	92,705
5,798,948	Citigroup Mortgage Loan Trust, Inc.,
	Ser 2018-RP1, Class A1, 144a,
	3.000%, 9/25/64(B)(C)	5,750,561
1,034,834	GSR Mortgage Loan Trust, Ser
	2005-AR4, Class 6A1,
	4.332%, 7/25/35(B)(C)	1,038,250
4,672,049	JP Morgan Mortgage Trust, Ser
	2014-2, Class 1A1, 144a,
	3.000%, 6/25/29(B)(C)	4,639,018
6,367	Merrill Lynch Mortgage Investors
	Trust, Ser 2003-A1, Class 2A, (12M
	LIBOR +1.625%),
	4.744%, 12/25/32(B)	6,360
5,029,757	Metlife Securitization Trust, Ser
	2017-1A, Class A, 144a,
	3.000%, 4/25/55(B)(C)	4,950,214
273,080	Morgan Stanley Mortgage Loan Trust,
	Ser 2004-7AR, Class 2A6,
	4.353%, 9/25/34(B)(C)	279,187
4,547,000	Morgan Stanley Mortgage Loan Trust,
	Ser 2005-5AR, Class 1M1, (1M LIBOR
	+0.500%), 3.006%, 9/25/35(B)	4,523,509
3,356,300	New Residential Mortgage Loan Trust,
	Ser 2017-2A, Class A3, 144a,
	4.000%, 3/25/57(B)(C)	3,387,275
20,717	RALI Trust, Ser 2004-QS6, Class A1,
	5.000%, 5/25/19	20,600
5,026,514	Sequoia Mortgage Trust, Ser 2013-9,
	Class B1, 144a, 3.500%, 7/25/43	4,993,636
103,322	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X, Class
	1A5, 4.828%, 11/25/34(B)(C)	105,497
	Total Non-Agency Collateralized
	Mortgage Obligations	$35,131,209

	U.S. Government Agency Obligation — 0.2%
1,500,000	FHLMC, 2.375%, 1/13/22	$1,494,027

Shares

	Exchange-Traded Funds — 11.0%
436,486	iShares iBoxx $ High Yield Corporate
	Bond ETF	35,399,015
1,331,521	iShares US Preferred Stock ETF	45,577,964
	Total Exchange-Traded Funds	$80,976,979

	Preferred Stocks — 10.1%

	Financials — 4.9%
8,825	AGNC Investment Corp., Ser C,
	7.000%(A)	223,096
17,984	AllianzGI Convertible &, Income Fund,
	Ser A, 5.625%(A)	424,063
49,777	Annaly Capital Management, Inc., Ser
	F, 6.950%(A)	1,232,479
127,639	Apollo Global Management LLC, Ser
	A, 6.375%(A)	2,871,877
88,536	Ares Management Corp., Ser A,
	7.000%(A)	2,303,707
200,875	Chimera Investment Corp., Ser B,
	8.000%(A)	5,132,356
79,558	Citigroup Capital XIII, (3M LIBOR
	+6.370%), 8.890%, 10/30/40(B)	2,102,718
59,650	CoBank ACB, Ser H, 6.200%(A)	5,965,000
44,622	GMAC Capital Trust I, Ser 2, (3M LIBOR
	+5.785%), 8.401%, 2/15/40(B)	1,131,168
331,335	Hartford Financial Services Group, Inc.
	(The), 7.875%, 4/15/42	9,062,012
1,169	Partnerre Ltd., 7.250%(A)	29,447
120,000	Two Harbors Investment Corp., Ser.B,
	7.625%(A)	2,978,400
40,248	Valley National Bancorp, Ser B,
	5.500%(A)	895,920
80,612	WR Berkley Corp., 5.750%, 6/1/56	1,807,321
		36,159,564

	Energy — 3.3%
188,000	Energy Transfer Partners LP, Ser C,
	7.375%(A)	4,137,880
154,293	Energy Transfer Partners LP, Ser D,
	7.625%(A)	3,536,396
332,247	Hess Corp., 8.000%, 2/1/19	16,496,064
		24,170,340

	Real Estate — 0.8%
56,962	Digital Realty Trust, Inc., Ser H,
	7.375%(A)	1,436,012
170,603	Kimco Realty Corp., Ser M, 5.250%(A)	3,488,831
43,213	Vornado Realty Trust, Ser M, 5.250%(A)	888,027
		5,812,870

	Industrials — 0.5%
160,689	Seaspan Corp. (Marshall Islands),
	6.375%, 4/30/19	4,067,039

	Utilities — 0.3%
23,622	Entergy Arkansas LLC, 4.900%, 12/1/52	534,566
17,885	Entergy Arkansas LLC, 4.750%, 6/1/63	396,332
47,321	Entergy Louisiana LLC, 4.875%, 9/1/66	1,091,222
		2,022,120

	Consumer Staples — 0.3%
82,241	CHS, Inc., Ser 3, 6.750%(A)	1,978,718
	Total Preferred Stocks	$74,210,651

3

Touchstone Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Investment Funds — 4.0%
491,130	BlackRock Corporate High Yield Fund,
	Inc.±	$4,557,686
116,853	BlackRock Municipal Income Trust±	1,424,438
97,880	BlackRock MuniHoldings New York
	Quality Fund, Inc.±	1,172,602
189,576	BlackRock MuniVest Fund, Inc.±	1,565,898
146,671	BlackRock MuniYield Quality Fund III,
	Inc.±	1,767,386
130,643	Eaton Vance Municipal Bond Fund±	1,474,959
94,907	Invesco Municipal Opportunity Trust±	1,061,060
116,733	Invesco Municipal Trust±	1,300,406
734,773	Invesco Senior Income Trust±	2,872,962
59,166	Invesco Trust for Investment Grade
	Municipals±	679,226
1,018,026	Nuveen Credit Strategies Income
	Fund±	7,533,392
219,270	Nuveen Quality Municipal Income
	Fund±	2,749,646
229,609	Western Asset High, Income
	Opportunity Fund Inc.±	1,005,687
		29,165,348
	Total Investment Funds	$29,165,348

	Short-Term Investment Fund — 0.0%
87,047	Dreyfus Government Cash
	Management, Institutional
	Shares, 2.29%∞Ω	$87,047

Total Investment Securities —104.6%		$769,084,388
(Cost $785,950,516)

Liabilities in Excess of Other Assets — (4.6%)		(33,648,458)

Net Assets — 100.0%		$735,435,930

(A)	Perpetual Bond - A bond with no definite maturity date.

(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2018.

(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

±	Closed-End Fund.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

EMTN - Euro Medium Term Note

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $128,153,685 or 17.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Long Positions
Corporate Bonds	$—	$324,760,867	$—	$324,760,867
U.S. Treasury Obligation	—	114,045,877	—	114,045,877
Asset-Backed Securities	—	70,183,096	—	70,183,096
Agency Collateralized Mortgage Obligations	—	39,029,287	—	39,029,287

4

Touchstone Flexible Income Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2		Level 3	Total
Non-Agency Collateralized Mortgage Obligations	$—	$35,131,209	$	$—	$35,131,209
U.S. Government Agency Obligation	—	1,494,027		—	1,494,027
Exchange-Traded Funds	80,976,979	—		—	80,976,979
Preferred Stocks	74,210,651	—		—	74,210,651
Investment Funds	29,165,348	—		—	29,165,348
Short-Term Investment Fund	87,047	—		—	87,047
Total Assets	$184,440,025	$584,644,363		$—	$769,084,388

Liabilities:
Other Financial Instruments***
Futures Interest Rate Contracts	$(940,942)	$—		$—	$(940,942)
Total Liabilities	$(940,942)	$—		$—	$(940,942)
Total	$183,499,083	$584,644,363		$—	$768,143,446

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown   represent unrealized depreciation on futures interest rate contracts.

Futures Contracts

At December 31, 2018, $9,204,903 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at December 31, 2018:

				Value and
		Number of	Notional	Unrealized
Description	Expiration Date	Contracts	Amount	Depreciation
Short Futures:
Ultra US Treasury Bond Futures	03/29/2019	507	$80,511,777	$(940,942)
				$(940,942)

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Focused Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

Information Technology — 19.2%
Apple, Inc.	247,770	$39,083,240
Avnet, Inc.	502,467	18,139,059
International Business Machines Corp.	136,647	15,532,664
Microsoft Corp.	538,418	54,687,116
Oracle Corp.	662,854	29,927,858
salesforce.com, Inc.*	253,099	34,666,970
		192,036,907

Financials — 16.6%
Bank of America Corp.	987,717	24,337,347
Berkshire Hathaway, Inc. - Class B*	525,001	107,194,704
Goldman Sachs Group, Inc. (The)	116,068	19,389,159
Signature Bank/NewYork NY	146,881	15,100,836
		166,022,046

Communication Services — 16.2%
Alphabet, Inc. - Class A*	16,581	17,326,482
Alphabet, Inc. - Class C*	34,961	36,205,961
AT&T, Inc.	611,604	17,455,178
Baidu, Inc. (China) ADR*	90,149	14,297,631
Comcast Corp. - Class A	658,008	22,405,172
Facebook, Inc. - Class A*	232,753	30,511,591
Twenty-First Century Fox, Inc. - Class A	488,080	23,486,410
		161,688,425

Health Care — 16.2%
AmerisourceBergen Corp.	290,871	21,640,802
Biogen, Inc.*	91,051	27,399,067
Bio-Rad Laboratories, Inc. - Class A*	56,917	13,217,266
Bristol-Myers Squibb Co.	501,254	26,055,183
Johnson & Johnson	217,934	28,124,383
Novartis AG (Switzerland) ADR	526,559	45,184,028
		161,620,729

Consumer Discretionary — 12.1%
Alibaba Group Holding Ltd. (China) ADR*	34,280	4,698,760
Amazon.com, Inc.*	32,634	49,015,289
Booking Holdings, Inc.*	5,288	9,108,157
Carnival Corp.	394,191	19,433,616
JD.com, Inc. (China) ADR*	262,021	5,484,100
Starbucks Corp.	298,236	19,206,398
Yum China Holdings, Inc. (China)	427,158	14,322,608
		121,268,928

Industrials — 6.6%
Deere & Co.	80,693	12,036,975
FedEx Corp.	52,884	8,531,776
General Electric Co.	675,080	5,110,356
Stericycle, Inc.*	135,360	4,966,358
Union Pacific Corp.	132,893	18,369,799
United Technologies Corp.	163,548	17,414,591
		66,429,855

Real Estate — 5.3%
Jones Lang LaSalle, Inc.	181,925	$23,031,705
Simon Property Group, Inc. REIT	180,048	30,246,264
		53,277,969

Energy — 3.4%
Exxon Mobil Corp.	225,353	15,366,821
Halliburton Co.	293,206	7,793,415
Schlumberger Ltd.	288,409	10,405,797
		33,566,033

Consumer Staples — 3.3%
JM Smucker Co. (The)	36,776	3,438,188
Monster Beverage Corp.*	307,545	15,137,365
Unilever NV (United Kingdom)	271,866	14,626,391
		33,201,944
Total Common Stocks		$989,112,836

Short-Term Investment Fund — 1.3%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	12,771,248	$12,771,248

Total Investment Securities —100.2%
(Cost $823,754,583)		$1,001,884,084

Liabilities in Excess of Other Assets — (0.2%)		(2,111,769)

Net Assets — 100.0%		$999,772,315

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

6

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$989,112,836	$—	$—	$989,112,836
Short-Term Investment Fund	12,771,248	—	—	12,771,248
Total	$1,001,884,084	$—	$—	$1,001,884,084

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Growth Opportunities Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 158.8%

Information Technology — 48.9%
Apple, Inc.	67,339	$10,622,054
Black Knight, Inc.*	89,936	4,052,516
International Business Machines Corp.	31,064	3,531,045
Lam Research Corp.	29,491	4,015,789
Microsoft Corp.	40,041	4,066,964
NXP Semiconductors NV (Netherlands)	54,220	3,973,242
Proofpoint, Inc.*	44,940	3,766,421
salesforce.com, Inc.*	52,750	7,225,168
ServiceNow, Inc.*	37,585	6,692,009
Total System Services, Inc.	58,768	4,777,251
Visa, Inc. - Class A	59,217	7,813,091
Worldpay, Inc. - Class A*	70,090	5,356,979
Zendesk, Inc.*	96,709	5,644,904
		71,537,433

Health Care — 29.9%
Biogen, Inc.*	11,888	3,577,337
Bio-Rad Laboratories, Inc. - Class A*	16,605	3,856,013
Celgene Corp.*	56,203	3,602,050
Cooper Cos., Inc. (The)	16,221	4,128,245
Haemonetics Corp.*	39,890	3,990,994
Jazz Pharmaceuticals PLC (Ireland)*	26,198	3,247,504
Medicines Co. (The)*†	134,720	2,578,541
STERIS PLC (United Kingdom)	36,130	3,860,491
Thermo Fisher Scientific, Inc.	15,391	3,444,352
UnitedHealth Group, Inc.	30,605	7,624,318
Vertex Pharmaceuticals, Inc.*	22,835	3,783,988
		43,693,833

Industrials — 22.5%
AMETEK, Inc.	65,294	4,420,404
Boeing Co. (The)	28,106	9,064,185
IHS Markit Ltd. (United Kingdom)*	96,156	4,612,603
Illinois Tool Works, Inc.	32,815	4,157,332
Ingersoll-Rand PLC	49,984	4,560,040
Union Pacific Corp.	44,695	6,178,190
		32,992,754

Communication Services — 20.9%
Alphabet, Inc. - Class A*	5,907	6,172,579
Alphabet, Inc. - Class C*	6,428	6,656,901
Charter Communications, Inc. - Class A*	13,174	3,754,195
Facebook, Inc. - Class A*	17,234	2,259,205
Madison Square Garden Co. (The) - Class A*	15,210	4,071,717
Netflix, Inc.*	17,764	4,754,712
Walt Disney Co. (The)	26,899	2,949,475
		30,618,784

Consumer Discretionary — 15.3%
Amazon.com, Inc.*	5,700	8,561,229
Home Depot, Inc. (The)	28,493	4,895,667
Marriott International, Inc. - Class A	42,227	4,584,163
Ulta Beauty, Inc.*	17,819	4,362,804
		22,403,863

Financials — 9.2%
Bank of America Corp.	120,158	2,960,693
Progressive Corp. (The)	60,269	3,636,029
S&P Global, Inc.	21,170	3,597,630
Western Alliance Bancorp*	82,410	3,254,371
		13,448,723

Energy — 6.3%
Marathon Petroleum Corp.	81,706	4,821,471
Pioneer Natural Resources Co.	33,452	4,399,607
		9,221,078

Real Estate — 3.0%
Alexandria Real Estate Equities, Inc. REIT	38,669	4,456,216

Consumer Staples — 2.8%
Costco Wholesale Corp.	19,776	4,028,569
Total Common Stocks		$232,401,253

Short-Term Investment Funds — 2.2%
Dreyfus Government Cash
Management, Institutional Shares,
2.29%∞Ω	1,429,131	1,429,131
Invesco Government & Agency
Portfolio, Institutional Class,
2.30%**∞Ω	1,791,040	1,791,040
Total Short-Term Investment Funds		$3,220,171

Total Investment Securities —161.0%
(Cost $214,512,799)		$235,621,424

Liabilities in Excess of Other Assets — (61.0%)		(89,255,919)

Net Assets — 100.0%		$146,365,505

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2018 was $1,776,192.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

8

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$232,401,253	$—	$—	$232,401,253
Short-Term Investment Funds	3,220,171	—	—	3,220,171
Total	$235,621,424	$—	$—	$235,621,424

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone International Value Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.1%

United Kingdom — 22.7%

Communication Services — 1.7%
ITV PLC	189,254	$301,229

Consumer Discretionary — 1.9%
Greene King PLC	52,149	351,055

Consumer Staples — 5.2%
Coca-Cola European Partners PLC	10,955	502,287
Imperial Brands PLC	14,401	437,095

Financials — 1.5%
Standard Life Aberdeen PLC	83,351	272,920

Health Care — 1.3%
GlaxoSmitKline PLC	12,555	239,274

Industrials — 7.2%
CNH Industrial NV	39,234	354,491
Cobham PLC*	466,663	581,840
Travis Perkins PLC	26,772	364,988

Materials — 3.9%
Linde PLC	2,881	457,341
RPC Group PLC	30,385	252,601
Total United Kingdom		4,115,121

Japan — 20.6%

Consumer Staples — 2.5%
Japan Tobacco, Inc.	19,000	451,461

Energy — 1.5%
Inpex Corp.	31,600	280,002

Financials — 5.8%
ORIX Corp.	24,500	357,992
Resona Holdings, Inc.	65,500	314,170
Seven Bank Ltd.	132,200	377,384

Industrials — 7.5%
Fuji Electric Co. Ltd.	5,653	166,495
Nabtesco Corp.	12,100	261,976
Seibu Holdings, Inc.	26,700	464,406
Sumitomo Corp.	32,330	458,723

Information Technology — 2.0%
Hitachi Ltd.	13,544	359,055

Materials — 1.3%
Sumitomo Osaka Cement Co. Ltd.	5,601	229,876
Total Japan		3,721,540

France — 12.0%

Consumer Discretionary — 2.8%
Elior Group SA, 144a	33,876	506,892

Energy — 0.6%
CGG SA*	77,564	102,349

Industrials — 4.0%
Airbus SE	7,623	726,776

Materials — 2.4%
Air Liquide SA	3,528	438,092

Utilities — 2.2%
Engie SA	27,067	388,897
Total France		2,163,006

Germany — 8.3%

Communication Services — 1.8%
Deutsche Telekom AG	19,620	333,476

Consumer Discretionary — 1.9%
HUGO BOSS AG	5,488	338,304

Industrials — 4.6%
GEA Group AG	13,695	352,587
Siemens AG	4,248	474,084
Total Germany		1,498,451

Netherlands — 5.0%
Energy — 2.8%
Koninklijke Vopak NV	11,043	500,782

Health Care — 2.2%
Koninklijke Philips NV	11,602	406,761
Total Netherlands		907,543

Italy — 4.5%

Energy — 2.4%
Eni SpA	11,726	185,238
Snam SpA	56,660	248,078

Utilities — 2.1%
Enel SpA	66,658	386,433
Total Italy		819,749

United States — 3.0%

Energy — 3.0%
Oceaneering International, Inc.*	22,780	275,638
Schlumberger Ltd.	7,369	265,874
Total United States		541,512

Singapore — 2.9%

Financials — 2.9%
United Overseas Bank Ltd.	28,570	516,831

10

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.1% (Continued)

Malaysia — 2.1%

Financials — 2.1%
CIMB Group Holdings Bhd	277,000	$382,481

Switzerland — 2.1%

Financials — 2.1%
Credit Suisse Group AG	34,914	381,669

Hong Kong — 2.1%

Consumer Discretionary — 2.1%
SJM Holdings Ltd.	409,000	380,007

Taiwan — 2.1%

Information Technology — 2.1%
MediaTek, Inc.	50,100	372,869

Finland — 2.0%

Utilities — 2.0%
Fortum OYJ	16,596	363,276

Ireland — 1.5%

Financials — 1.5%
Bank of Ireland Group PLC	47,531	264,355

Colombia — 1.4%

Energy — 1.4%
Ecopetrol SA ADR	16,593	263,497

South Korea — 1.2%

Financials — 1.2%
Samsung Securities Co. Ltd.	7,422	209,892

Spain — 0.9%

Energy — 0.9%
Enagas SA	6,213	167,950

Canada — 0.9%

Financials — 0.9%
CI Financial Corp.	12,700	160,750

Iceland — 0.8%

Financials — 0.8%
Arion Banki HF, 144a	257,756	150,618
Total Common Stocks		$17,381,117

Short-Term Investment Fund — 3.6%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	655,143	$655,143
Total Short-Term Investment Fund		$655,143

Total Investment Securities —99.7%
(Cost $21,454,430)		$18,036,260

Other Assets in Excess of Liabilities — 0.3%		49,133

Net Assets — 100.0%		$18,085,393

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $657,510 or 3.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

11

Touchstone International Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$959,628	$3,155,493	$—	$4,115,121
Japan	—	3,721,540	—	3,721,540
France	—	2,163,006	—	2,163,006
Germany	—	1,498,451	—	1,498,451
Netherlands	—	907,543	—	907,543
Italy	—	819,749	—	819,749
United States	541,512	—	—	541,512
Singapore	—	516,831	—	516,831
Malaysia	—	382,481	—	382,481
Switzerland	—	381,669	—	381,669
Hong Kong	—	380,007	—	380,007
Taiwan	—	372,869	—	372,869
Finland	—	363,276	—	363,276
Ireland	—	264,355	—	264,355
Colombia	263,497	—	—	263,497
South Korea	—	209,892	—	209,892
Spain	—	167,950	—	167,950
Canada	160,750	—	—	160,750
Iceland	150,618	—	—	150,618
Short-Term Investment Fund	655,143	—	—	655,143
Total	$2,731,148	$15,305,112	$—	$18,036,260

See accompanying Notes to Portfolios of Investments.

12

Portfolio of Investments

Touchstone Mid Cap Growth Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.7%

Information Technology — 34.6%
Autodesk, Inc.*	126,425	$16,259,519
Fidelity National Information Services, Inc.	263,700	27,042,435
FleetCor Technologies, Inc.*	142,180	26,405,670
Fortinet, Inc.*	219,532	15,461,639
Lam Research Corp.	123,710	16,845,591
NetApp, Inc.	215,916	12,883,708
Nice Ltd. (Israel) ADR*	135,853	14,700,653
NXP Semiconductors NV (Netherlands)	186,730	13,683,574
Palo Alto Networks, Inc.*	77,350	14,568,872
Red Hat, Inc.*	126,810	22,272,908
ServiceNow, Inc.*	135,725	24,165,836
Skyworks Solutions, Inc.	136,110	9,122,092
Splunk, Inc.*	118,810	12,457,228
Square, Inc. - Class A*	176,140	9,879,693
SS&C Technologies Holdings, Inc.	180,390	8,137,393
Ultimate Software Group, Inc. (The)*	53,570	13,117,686
Worldpay, Inc. - Class A*	331,890	25,366,353
Xilinx, Inc.	80,580	6,862,999
Zendesk, Inc.*	389,740	22,749,124
		311,982,973

Industrials — 18.2%
AMETEK, Inc.	290,300	19,653,310
IHS Markit Ltd. (United Kingdom)*	425,434	20,408,069
Ingersoll-Rand PLC	118,810	10,839,036
JB Hunt Transport Services, Inc.	216,566	20,149,301
Lennox International, Inc.	89,781	19,649,470
Rockwell Automation, Inc.	90,655	13,641,764
Teledyne Technologies, Inc.*	117,899	24,413,346
TransDigm Group, Inc.*	72,167	24,541,110
TransUnion	199,911	11,354,945
		164,650,351

Health Care — 14.5%
Cooper Cos., Inc. (The)	82,129	20,901,830
DexCom, Inc.*	117,260	14,047,748
ICON PLC (Ireland)*	138,950	17,953,729
IDEXX Laboratories, Inc.*	82,518	15,349,998
Jazz Pharmaceuticals PLC (Ireland)*	125,754	15,588,466
Medicines Co. (The)*	527,990	10,105,728
Mettler-Toledo International, Inc.*	39,617	22,406,583
STERIS PLC (United Kingdom)	132,669	14,175,683
		130,529,765

Consumer Discretionary — 12.2%
Hilton Worldwide Holdings, Inc.	317,680	22,809,424
Lululemon Athletica, Inc. (Canada)*	110,890	13,485,333
Six Flags Entertainment Corp.	214,800	11,949,324
Tiffany & Co.	156,000	12,559,560
Tractor Supply Co.	162,198	13,533,801
Ulta Beauty, Inc.*	93,055	22,783,586
Vail Resorts, Inc.	63,405	13,367,042
		110,488,070

Financials — 6.4%
Arthur J Gallagher & Co.	251,300	18,520,810
MSCI, Inc.	119,195	17,572,919
SVB Financial Group*	60,362	11,463,951
Western Alliance Bancorp*	256,240	10,118,918
		57,676,598

Energy — 4.5%
Marathon Petroleum Corp.	335,114	19,775,077
Pioneer Natural Resources Co.	154,965	20,380,997
		40,156,074

Real Estate — 4.2%
Alexandria Real Estate Equities, Inc. REIT	145,410	16,757,048
SBA Communications Corp. REIT*	131,720	21,324,151
		38,081,199

Materials — 3.6%
Avery Dennison Corp.	193,190	17,354,258
RPM International, Inc.	258,770	15,210,501
		32,564,759

Consumer Staples — 1.5%
Conagra Brands, Inc.	639,750	13,665,060
Total Common Stocks		$899,794,849

Short-Term Investment Fund — 0.5%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	4,698,693	4,698,693

Total Investment Securities —100.2%
(Cost $842,536,790)		$904,493,542

Liabilities in Excess of Other Assets — (0.2%)		(2,146,377)

Net Assets — 100.0%		$902,347,165

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

13

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$899,794,849	$—	$—	$899,794,849
Short-Term Investment Fund	4,698,693	—	—	4,698,693
Total	$904,493,542	$—	$—	$904,493,542

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.5%

India — 35.6%

Communication Services — 2.1%
Zee Entertainment Enterprises Ltd.	1,944,250	$13,262,192

Consumer Discretionary — 8.5%
Eicher Motors Ltd.	29,849	9,893,818
Jubilant Foodworks Ltd.	1,275,494	22,853,609
Makemytrip Ltd.*	522,600	12,714,858
Maruti Suzuki India Ltd.	79,533	8,498,320

Consumer Staples — 2.4%
Britannia Industries Ltd.	179,624	8,008,607
ITC Ltd.	1,833,691	7,393,573

Financials — 12.5%
Bajaj Finance Ltd.	391,161	14,805,169
HDFC Bank Ltd.	805,450	24,501,666
Housing Development Finance Corp. Ltd.	892,303	25,140,004
IndusInd Bank Ltd.	678,066	15,526,170

Health Care — 3.4%
Apollo Hospitals Enterprise Ltd.	1,203,021	21,651,650

Industrials — 5.2%
Adani Ports & Special Economic Zone Ltd.	3,520,138	19,535,176
Larsen & Toubro Ltd.	672,974	13,848,673

Materials — 1.5%
Asian Paints Ltd.	481,905	9,468,498
Total India		227,101,983

China — 26.3%

Communication Services — 9.3%
Baidu, Inc. ADR*	95,295	15,113,787
Tencent Holdings Ltd.	1,100,000	44,088,386

Consumer Discretionary — 14.5%
Alibaba Group Holding Ltd. ADR*	367,340	50,351,294
ANTA Sports Products Ltd.	4,315,500	20,659,852
Ctrip.com International Ltd. ADR*	641,500	17,358,990
New Oriental Education & Technology Group, Inc. ADR*	76,145	4,173,507

Health Care — 1.0%
BeiGene Ltd. ADR*	47,406	6,649,166

Information Technology — 1.5%
Sunny Optical Technology Group Co. Ltd.	1,077,200	9,580,657
Total China		167,975,639

Russia — 5.3%

Communication Services — 5.3%
Mail.Ru Group Ltd. GDR*	384,500	9,020,370
Yandex NV - Class A*	899,600	24,604,060
Total Russia		33,624,430

South Africa — 3.7%

Communication Services — 3.7%
Naspers Ltd. - Class N	117,800	23,585,498

South Korea — 3.4%

Health Care — 3.4%
Medy-Tox, Inc.	41,600	21,617,899

Argentina — 2.8%

Consumer Discretionary — 2.8%
MercadoLibre, Inc.	60,275	17,651,534

Thailand — 2.6%

Consumer Staples — 2.6%
CP ALL PCL	7,799,700	16,469,985

Taiwan — 2.6%

Information Technology — 2.6%
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR	441,540	16,297,241

Macau — 2.3%

Consumer Discretionary — 2.3%
Sands China Ltd.	3,413,800	14,887,626

Cambodia — 2.2%

Consumer Discretionary — 2.2%
NagaCorp Ltd.	12,867,000	13,824,345

Indonesia — 2.0%

Financials — 2.0%
Bank Central Asia Tbk PT	6,937,300	12,545,756

Hong Kong — 1.8%

Financials — 1.2%
AIA Group Ltd.	958,600	7,962,912

Health Care — 0.6%
Hutchison China MediTech Ltd. ADR*	160,620	3,708,716
Total Hong Kong		11,671,628

Mexico — 1.7%

Industrials — 1.7%
Grupo Aeroportuario del Sureste SAB de CV ADR	71,286	10,735,672

15

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.5% (Continued)

Philippines — 1.4%

Real Estate — 1.4%
SM Prime Holdings, Inc.	13,547,700	$9,213,500

Singapore — 1.1%

Communication Services — 1.1%
Sea Ltd. ADR*†	612,000	6,927,840

Brazil — 0.7%

Consumer Staples — 0.7%
Raia Drogasil SA	324,700	4,787,875
Total Common Stocks		$608,918,451

Short-Term Investment Funds — 3.5%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	19,934,679	$19,934,679
Invesco Government & Agency Portfolio, Institutional Class, 2.30%**∞Ω	2,651,900	2,651,900
Total Short-Term Investment Funds		$22,586,579

Total Investment Securities —99.0%
(Cost $595,695,324)		$631,505,030

Other Assets in Excess of Liabilities — 1.0%		6,128,847

Net Assets — 100.0%		$637,633,877

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2018 was $2,610,392

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$12,714,858	$214,387,125	$—	$227,101,983
China	93,646,744	74,328,895	—	167,975,639
Russia	33,624,430	—	—	33,624,430
South Africa	—	23,585,498	—	23,585,498
South Korea	—	21,617,899	—	21,617,899
Argentina	17,651,534	—	—	17,651,534
Thailand	—	16,469,985	—	16,469,985
Taiwan	16,297,241	—	—	16,297,241
Macau	—	14,887,626	—	14,887,626
Cambodia	—	13,824,345	—	13,824,345
Indonesia	—	12,545,756	—	12,545,756
Hong Kong	3,708,716	7,962,912	—	11,671,628
Mexico	10,735,672	—	—	10,735,672
Philippines	—	9,213,500	—	9,213,500
Singapore	6,927,840	—	—	6,927,840
Brazil	4,787,875	—	—	4,787,875
Short-Term Investment Funds	22,586,579	—	—	22,586,579
Total	$222,681,489	$408,823,541	$—	$631,505,030

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments

Touchstone Sustainability and Impact Equity Fund – December 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.8%

United States — 53.5%

Communication Services — 9.7%
Alphabet, Inc. - Class A*	22,431	$23,439,498
Comcast Corp. - Class A	583,830	19,879,412
Facebook, Inc. - Class A*	147,343	19,315,194

Consumer Discretionary — 9.2%
Amazon.com, Inc.*	12,775	19,187,667
Foot Locker, Inc.	96,303	5,123,320
Ford Motor Co.	532,373	4,072,653
Ross Stores, Inc.	153,180	12,744,576
Royal Caribbean Cruises Ltd.	185,639	18,153,638

Energy — 2.8%
ConocoPhillips	130,404	8,130,689
EOG Resources, Inc.	117,490	10,246,303

Financials — 10.0%
Comerica, Inc.	150,972	10,370,267
Fifth Third Bancorp	320,772	7,547,765
First Horizon National Corp.	438,817	5,774,832
JPMorgan Chase & Co.	186,174	18,174,306
Reinsurance Group of America, Inc.	105,972	14,860,454
Synchrony Financial	328,176	7,699,009

Health Care — 9.9%
Alnylam Pharmaceuticals, Inc.*	53,659	3,912,278
Becton Dickinson & Co.	38,174	8,601,366
Biogen, Inc.*	33,759	10,158,758
Cerner Corp.*	181,628	9,524,572
CVS Health Corp.	205,165	13,442,411
DexCom, Inc.*	54,192	6,492,202
Illumina, Inc.*	21,930	6,577,465
Regeneron Pharmaceuticals, Inc.*	13,474	5,032,539

Industrials — 4.9%
Hexcel Corp.	103,369	5,927,178
Southwest Airlines Co.	381,304	17,723,010
United Continental Holdings, Inc.*	98,786	8,271,352

Information Technology — 5.6%
Microsoft Corp.	146,099	14,839,275
NCR Corp.*	210,369	4,855,316
Visa, Inc. - Class A	125,363	16,540,394

Utilities — 1.4%
American Water Works Co., Inc.	101,671	9,228,677
Total United States		345,846,376

Japan — 10.7%

Communication Services — 3.8%
KDDI Corp.	624,700	14,927,157
Nippon Telegraph & Telephone Corp.	232,100	9,469,523

Consumer Discretionary — 2.4%
Sony Corp.	243,600	11,743,863
ZOZO, Inc.	194,100	3,556,119

Industrials — 3.0%
Amada Holdings Co. Ltd.	619,000	5,556,697
Kinden Corp.	450,400	7,292,566
Mitsubishi Electric Corp.	602,000	6,638,613

Information Technology — 1.5%
Kyocera Corp.	194,100	9,702,103
Total Japan		68,886,641

France — 6.7%

Energy — 3.1%
TOTAL SA	388,009	20,465,601

Industrials — 1.7%
Cie de Saint-Gobain	179,861	5,970,761
Schneider Electric SE	74,180	5,031,728

Utilities — 1.9%
Rubis SCA	226,222	12,164,824
Total France		43,632,914

United Kingdom — 5.1%

Consumer Discretionary — 1.9%
Compass Group PLC	575,788	12,109,340

Financials — 3.2%
Lloyds Banking Group PLC	19,955,004	13,153,961
Prudential PLC	441,182	7,877,950
Total United Kingdom		33,141,251

Germany — 5.0%

Industrials — 0.7%
KION Group AG	91,106	4,633,084

Materials — 1.5%
HeidelbergCement AG	160,555	9,841,680

Real Estate — 2.8%
Vonovia SE	393,032	17,717,475
Total Germany		32,192,239

China — 3.9%

Communication Services — 2.1%
Tencent Holdings Ltd.	341,200	13,675,416

Consumer Discretionary — 1.2%
Shenzhou International Group Holdings Ltd.	680,000	7,728,780

Health Care — 0.6%
BeiGene Ltd. ADR*	26,318	3,691,363
Total China		25,095,559

17

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.8% (Continued)

Netherlands — 3.5%

Financials — 3.5%
ABN AMRO Group NV	352,158	$8,286,938
ING Groep NV	1,358,972	14,617,931
Total Netherlands		22,904,869

Switzerland — 2.6%

Health Care — 2.6%
Novartis AG	200,051	17,133,221

Sweden — 2.3%

Financials — 2.3%
Swedbank AB - Class A	659,259	14,735,203

Ireland — 1.9%

Health Care — 1.9%
Medtronic PLC	136,411	12,407,944

South Korea — 1.8%

Communication Services — 1.8%
KT Corp. ADR*	805,327	11,451,750

Indonesia — 0.9%

Financials — 0.9%
Bank Rakyat Indonesia Persero Tbk PT	22,171,400	5,648,350

India — 0.9%

Financials — 0.9%
ICICI Bank Ltd. ADR	536,095	5,516,417

Mexico — 0.5%

Materials — 0.5%
Cemex SAB de CV ADR*	724,604	3,492,591

Australia — 0.5%

Consumer Staples — 0.5%
Treasury Wine Estates Ltd.	288,454	3,007,935
Total Common Stocks		$645,093,260

Short-Term Investment Fund — 0.4%
Dreyfus Government Cash Management, Institutional Shares, 2.29%∞Ω	2,532,606	2,532,606

Total Investment Securities —100.2%
(Cost $632,146,708)		$647,625,866

Liabilities in Excess of Other Assets — (0.2%)		(1,255,463)

Net Assets — 100.0%		$646,370,403

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments..

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$345,846,376	$—	$—	$345,846,376
Japan	—	68,886,641	—	68,886,641
France	12,164,824	31,468,090	—	43,632,914
United Kingdom	12,109,340	21,031,911	—	33,141,251
Germany	—	32,192,239	—	32,192,239
China	3,691,363	21,404,196	—	25,095,559
Netherlands	8,286,938	14,617,931	—	22,904,869
Switzerland	—	17,133,221	—	17,133,221
Sweden	—	14,735,203	—	14,735,203
Ireland	12,407,944	—	—	12,407,944
South Korea	11,451,750	—	—	11,451,750
Indonesia	—	5,648,350	—	5,648,350
India	5,516,417	—	—	5,516,417
Mexico	3,492,591	—	—	3,492,591
Australia	—	3,007,935	—	3,007,935
Short-Term Investment Fund	2,532,606	—	—	2,532,606
Total	$417,500,149	$230,125,717	$—	$647,625,866

See accompanying Notes to Portfolios of Investments.

18

Notes to Portfolios of Investments

December 31, 2018 (Unaudited)

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities
•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation.The Funds did not hold or transfer any Level 3 categorized securities during the period ended December 31, 2018.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

During the period ended December 31, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates

19

Notes to Portfolios of Investments (Unaudited) (Continued)

market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•   If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•   If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•   If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•   If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value.The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Options —The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against

20

Notes to Portfolios of Investments (Unaudited) (Continued)

changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of December 31, 2018, the Flexible Income Fund did not hold any options.

Futures Contracts — The Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940 or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of December 31, 2018, the Flexible Income Fund held futures contracts as shown on the Portfolio of Investments and pledged cash in the amount of $9,204,903 as collateral to cover futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

21

Notes to Portfolios of Investments (Unaudited) (Continued)

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended December 31, 2018, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

As of December 31, 2018 there were no open forward foreign currency contracts.

Real Estate Investment Trusts —The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers.The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities —The following table sets forth the fair value of the Flexible Income Fund’s derivative financial instruments by primarily risk exposure as of December 31, 2018.

Fair Value of Derivative Investments
As of December 31, 2018
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Flexible Income Fund	Futures - Interest Rate Contracts*	$—	$(940,942)

* Amounts for Futures Contracts represent unrealized depreciation.

22

Notes to Portfolios of Investments (Unaudited) (Continued)

For the period ended December 31, 2018, the average quarterly balances of outstanding derivative financial instruments were as follows:

Flexible
Income
Fund
Equity contracts:
Purchased Options - Cost	$173,327
Futures - Average notional value	$4,123,392
Interest rate contracts:
Futures - Average notional value	$46,480,221
Forward Foreign Currency Contracts:
Average U.S. dollar amount delivered	$9,112,036
Average U.S. dollar amount received	$19,310,192

Portfolio securities loaned—The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of December 31, 2018, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Growth Opportunities Fund	Common Stocks	$1,776,192	$1,791,040	$14,848
Sands Capital Emerging Markets Growth Fund	Common Stocks	2,610,392	2,651,900	41,508

* The remaining contractual maturity is overnight for all securities.

** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Security lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is shown net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

23

Notes to Portfolios of Investments (Unaudited) (Continued)

Federal Tax Information— As of December 31, 2018, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
		Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Federal Tax	on	on	Appreciation	Depreciation	Appreciation
Fund	Cost	Investments	Investments	on Other*	on Other*	(Depreciation)
Flexible Income Fund	$785,950,516	$4,652,608	$(21,518,736)	$—	$(940,942)	$(17,807,070)
Focused Fund	823,754,583	261,065,147	(82,935,646)	—	—	178,129,501
Growth Opportunities Fund	214,512,799	33,139,149	(12,030,524)	—	—	21,108,625
International Value Fund	21,454,430	503,121	(3,921,291)	44	(552)	(3,418,678)
Mid Cap Growth Fund	842,536,790	123,306,051	(61,349,299)	—	—	61,956,752
Sands Capital Emerging Markets Growth Fund	595,695,324	68,638,873	(32,829,167)	14,479	(128)	35,824,057
Sustainability and Impact Equity Fund	632,146,708	79,692,304	(64,213,146)	28,128	(28,995)	15,478,291

*	Other includes Derivatives and Foreign Currency Transactions.

24

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 2/21/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date 2/21/2019

By (Signature and Title)* /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date 2/21/2019

* Print the name and title of each signing officer under his or her signature.